Schedule of Warrant Activity (Details) - USD ($)		3 Months Ended			9 Months Ended	12 Months Ended
		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Warrant [Member]
Class of Warrant or Right [Line Items]
Number of Warrants, Balance				1,341,217	1,341,217	168,576,000	[1]
Weighted Average Exercise Price, Balance				$ 115.00	$ 115.00	$ 24.00	[1]
Weighted Average Remaining Contractual Life (Years)						4 years 8 months 19 days		7 years 10 months 13 days
Number of Warrants, Exercised
Number of Warrants, Balance						1,341,217		168,576,000	[1]
Weighted Average Exercise Price, Balance						$ 115.00		$ 24.00	[1]
Number of Warrants, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrants, Converted into Common Stock	[1]					(168,576)
Weighted Average Exercise Price, Converted into Common Stock	[1]
Series D Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants, Balance		7,860,400	1,381,217	1,341,217	1,341,217
Weighted Average Exercise Price, Balance		$ 23.70	$ 112.10	$ 115.00	$ 115.00
Weighted Average Remaining Contractual Life (Years)		3 years 9 months 21 days	3 years 5 months 15 days	4 years 5 months 19 days		4 years 8 months 19 days
Number of Warrants, Issued		1,612,500	7,598,983	40,000
Number of Warrants, Exercised		(1,787,500)	(1,119,800)
Number of Warrants, Cancelled		$ (336,635)
Number of Warrants, Balance		7,348,765	7,860,400	1,381,217	7,348,765	1,341,217
Weighted Average Exercise Price, Balance		$ 22.39	$ 23.70	$ 112.10	$ 22.39	$ 115.00
Number of Warrants, Exercised		1,787,500	1,119,800
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants, Balance				191,217	191,217
Number of Warrants, Balance						191,217
Private Placement Warrants [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Number of Warrants, Balance				191,217	191,217
Number of Warrants, Issued						191,217
Number of Warrants, Balance						191,217
Weighted Average Exercise Price, Issued
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants, Balance				191,217	191,217
Number of Warrants, Balance						191,217
Public Warrants [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Number of Warrants, Balance				1,150,000	1,150,000
Number of Warrants, Issued						1,150,000
Number of Warrants, Balance						1,150,000
Weighted Average Exercise Price, Issued

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 3.